Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Finance Costs [Abstract]
- hire purchase			$ 1
- lease liabilities	116	9	30
Total finance costs	$ 116	$ 9	$ 31